BASIS OF PREPARATION OF THE CONSOLIDATED FINANCIAL STATEMENTS - Summary of Financial Information on Ferrosur Roca S A (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Current assets	$ 40,288,123	$ 37,244,545
Non-current assets	162,605,294	166,998,022
Current liabilities	41,747,190	32,402,935
Non-current liabilities	45,198,990	30,594,923
Shareholders’ equity attributable to owners of the parent company	115,752,413	140,918,088
Non-controlling interest	194,824	326,621
Revenues	145,132,614	143,500,526	$ 122,382,364
Financial results, net	(17,609,263)	82,753	3,139,491
Income tax	(9,196,122)	(19,416,607)	(11,115,996)
Net losses for the year	1,806,879	12,357,920	33,466,163
Net cash generated by (used in) operating activities	31,362,031	29,316,092	35,944,912
Net cash used in investing activities	(4,716,940)	(17,229,615)	(4,606,506)
Net cash generated by (used in) financing activities	(24,781,795)	(17,063,078)	(38,448,135)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	228,104	2,183,549	12,837,726
Ferrosur Roca S.A.
Disclosure of subsidiaries [line items]
Current assets	2,130,019	2,086,258
Non-current assets	2,573,825	3,578,261
Current liabilities	3,301,765	2,992,443
Non-current liabilities	428,006	1,038,971
Shareholders’ equity attributable to owners of the parent company	779,249	1,306,484
Non-controlling interest	194,824	326,621
Revenues	11,683,874	11,648,291	10,572,028
Financial results, net	228,686	(112,964)	1,103,040
Depreciation	(2,696,410)	(2,214,031)	(2,402,778)
Income tax	466,279	(24,674)	280,220
Net losses for the year	(1,701,431)	(2,354,070)	(3,246,306)
Net cash generated by (used in) operating activities	(90,004)	920,280	707,191
Net cash used in investing activities	(903,896)	(1,148,356)	(1,214,315)
Net cash generated by (used in) financing activities	1,089,328	178,556	(1,980,367)
Effects of the exchange rate differences on cash and cash equivalents in foreign currency	$ 56,316	$ 37,056	$ 2,475,671